Warrants and Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Warrant Outstanding

	Number of Warrants	Exercise Price

Balance at December 31, 2021	13,698,125	$3.24
Warrants issued in connection with Convertible Notes	1,460,000	.093
Warrants issued in connection with Convertible Notes	800,000	.093
Balance at December 31, 2022	15,958,126	$2.91
Warrants issued in Public Offering	9,260,554	.093
Warrants issued for services	400,000	1.23
Warrants exercised in connection with Convertible notes	(1,200,000)	0.93
Warrants exercised in connection with PIPE	(2,379,084)	0.93
Balance at September 30, 2023	22,039,596	$2.37

Warrants Exercisable at September 30, 2022	22,039,596	$2.37

	Number of	Exercise
	Warrants	Price
Stock Warrants
Balance at December 31, 2020	1,123,333	$8.30
Warrants issued in connection with Convertible Notes (see note 7)	525,000	6.00
Warrants issued in connection with the Public offering	12,049,792	2.82
Balance at December 31, 2021	13,698,125	3.24

Warrants issued in connection with Convertible Notes (see note 7)	1,460,000	2.79
Warrants issued in connection with Convertible Notes	800,000	1.00
Balance at December 31, 2022	15,958,126	$3.19

Warrants Exercisable at December 31, 2022	15,958,126	$3.19

Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value Using Black Scholes Method

Reporting Date	Relative Fair Value	Term (Years)	Exercise Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
5/5 to 5/28/21	$308,231	5	6.00	$3.78-3.99	283-280%	0.0217
04/20/22	$706,977	5	$2.79	$1.11	281%	0.0287
11/11/22	$937,207	5	$1.00	$1.28	211%	0.0432

PIPE Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value Using Black Scholes Method

Reporting Date	Relative Fair Value	Term (Years)	Exercise Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
01/23/23	$2,311,614	3	$1.00	$0.65	287%	0.0388
01/23/23	$2,602,996	5	$1.00	$0.65	371%	0.0361

Common Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value Using Black Scholes Method
Reporting Date	Relative Fair Value	Term (Years)	Exercise Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
08/10-08/21/23	$364,960	5	$1.00 -1.40	$0.87-1.18	151%	0.0421-0465

Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value Using Black Scholes Method

The fair value of these options was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date.

Reporting Date	Number of Options	Term (Years)	Exercise Price	Grant Date	Market Price on Volatility Percentage	Fair Value
01/01/22	300,000	2	$1.00	$0.80	126%	$142,169
12/30/2022	3,250,000	5	$0.76 - 0.84	$0.77	166%	$2,048,270

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date.

Reporting Date	Number of Options	Term (Years)	Exercise Price	Grant Date	Market Price on Volatility Percentage	Fair Value
7//10 - 8/18/23	350,000	3-4	$0.46-1.13	$0.46-1.13	158-160%	$202,638

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date.

				Market
	Number			Price
	of	Term	Exercise	on Grant	Volatility	Fair
Reporting Date	Options	(Years)	Price	Date	Percentage	Value
			$0.25-	$3.78-
1/01/21 - 6/30/21	306,730	3	5.59	5.59	148% - 209%	$1,244,179
7/1/21-9/30/21	777,220	5	$1.77	$1.58	127%	$816,158
10/01/21 - 12/31/21	3,300,000	3	$1.30	$1.30	129%	$2,983,393
01/01/22	300,000	2	$1.00	$0.80	126%	$142,169
12/30/2022	3,250,000	3	$0.76	0.76	166%	$2,026,122

Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value Using Black Scholes Method

				Market
	Relative			Price
	Fair	Term	Exercise	on Grant	Volatility	Risk-free
Reporting Date	Value	(Years)	Price	Date	Percentage	Rate
5/5/2021-5/19/21	$1,888,495	5	$6.00	$4.26	299%	0.0080
04/20/22	$706,977	5	$2.79	$1.11	281%	0.0287
11/11/22	$937,207	5	$1.00	$1.28	322%	0.0432

Public Offering Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value Using Black Scholes Method

				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
7/26/2021	$20,921,265	5	$2.79	$2.03	331%	0.0033
7/26/2021	786,395	5	$3.50	$2.03	331%	0.0033